Aug. 15, 2019
Pickens Morningstar Renewable Energy Response ETF
Pickens Morningstar® Renewable Energy Response™ ETF
Pickens Morningstar® Renewable Energy Response™ ETF (the “Fund”) August 15, 2019 Supplement to the Prospectus and Statement of Additional Information (“SAI”) dated April 30, 2019
Effective immediately, the Fund’s website has changed to www.renewableenergyetf.com. All references in the Prospectus and SAI to the prior website are revised to reflect the new website.
Please retain this Supplement with your Prospectus and SAI for future reference.